CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		4,000,000,000	2,000,000,000
Common Stock, Shares, Outstanding	1,783,508,869	1,676,014,753	1,411,799,497
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Outstanding	4,250,579	4,250,579	4,250,579
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	2,500	2,500	2,500
Preferred Stock, Shares Outstanding	2,422	2,305	0
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		100,000	100,000
Preferred Stock, Shares Outstanding	3,000	0